Stockholders' Equity - Summary of Aggregate Information on all Equity Compensation Plans (Detail) - $ / shares shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock to be issued upon exercise of outstanding stock options and rights	6	237	288
Weighted-average exercise price of stock options and rights	$ 1,074.4	$ 32.92	$ 30.7
Number of shares of common stock remaining available for future issuance under equity compensation plans	4	129	144
Equity Compensation Plans Approved by Security Holders - 2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock to be issued upon exercise of outstanding stock options and rights	6	236	288
Weighted-average exercise price of stock options and rights	$ 749.16	$ 21.16	$ 21.4
Number of shares of common stock remaining available for future issuance under equity compensation plans	4	129	144
Equity Compensation Plans Not Approved by Security Holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock to be issued upon exercise of outstanding stock options and rights		1
Weighted-average exercise price of stock options and rights	$ 73,881.3	$ 2,175.08	$ 2,060.08